Goodwill (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill	¥ 543,655	¥ 444,933	¥ 329,000	¥ 328,927
Advertising and subscription business [Member]
Goodwill	327,754	327,754
Transaction services business [Member]
Goodwill	116,716	115,848
Digital marketing solutions [Member]
Goodwill	¥ 99,185	¥ 1,331